RISK MANAGEMENT (Details 7) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit loss allowance		$ 723	$ 1,440
Mortgages [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit loss allowance			69,066
Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit loss allowance			283,756
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount		30,282,022
Collateral	[1]	17,823,535
Net exposure		12,458,487
Expected credit loss allowance		882,414	$ 791,157
Credit Risk [Member] | Commercial Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount		15,254,752
Collateral	[1]	7,369,291
Net exposure		7,885,461
Expected credit loss allowance		506,802
Credit Risk [Member] | Mortgages [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount		10,150,981
Collateral	[1]	9,699,324
Net exposure		451,657
Expected credit loss allowance		91,270
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gross carrying amount		4,876,289
Collateral	[1]	754,920
Net exposure		4,121,369
Expected credit loss allowance		$ 284,342

[1]	According to the Bank's policy when an asset (real state) is repossessed are transferred to aseets held for sale at their fair value less cost to sell as non-financial assets at the repossession date.